Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES PREFERRED SHARES	SHARES COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	NON-CONTROL-LING INTEREST
Balance at beginning of period at Dec. 31, 2019	$ 21,408	$ 21,074	$ 4,004	$ 20,363	$ 1,178	$ 161	$ (4,632)	$ 334
Net earnings	1,027	989					989	38
Other comprehensive income	343	341				231	110	2
Total comprehensive income	1,370	1,330				231	1,099	40
Common shares issued under employee stock option plan	22	22		23	(1)
Other share-based compensation	(53)	(53)			(22)		(31)
Dividends declared on BCE common and preferred shares	(1,578)	(1,578)					(1,578)
Dividends declared by subsidiaries to non-controlling interest	(26)							(26)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(6)	(6)				(6)
Balance at end of period at Jun. 30, 2020	21,137	20,789	4,004	20,386	1,155	386	(5,142)	348
Balance at beginning of period at Dec. 31, 2020	21,329	20,989	4,003	20,390	1,174	103	(4,681)	340
Net earnings	1,421	1,391					1,391	30
Other comprehensive income	1,655	1,655				91	1,564	0
Total comprehensive income	3,076	3,046				91	2,955	30
Common shares issued under employee stock option plan	74	74		77	(3)
Other share-based compensation	(42)	(42)			(15)		(27)
Dividends declared on BCE common and preferred shares	(1,648)	(1,648)					(1,648)
Dividends declared by subsidiaries to non-controlling interest	(29)							(29)
Settlement of cash flow hedges transferred to the cost basis of hedged items	10	10				10
Other	(1)							(1)
Balance at end of period at Jun. 30, 2021	$ 22,769	$ 22,429	$ 4,003	$ 20,467	$ 1,156	$ 204	$ (3,401)	$ 340